As filed with the Securities and Exchange Commission on December 28, 2017
File No. 333-174679
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	9	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	588	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on December 28, 2017 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The Prospectus and Statement of Additional Information (including financial statements), and Form 8-K filed December 4, 2017, are incorporated in Part A of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-174679), as filed on April 20, 2017.
A Supplement to the Prospectus, dated December 28, 2017, is included in Part A of this Post-Effective Amendment.
This Post-Effective Amendment No. 9 does not supersede Post-Effective Amendment No. 8 filed on April 20, 2017.

PART A

Supplement Dated December 28, 2017 to your Prospectus Dated May 1, 2017
This supplement addresses the proposed reorganization of the HIMCO VIT Index Fund (the “HIMCO Index Fund”), a series of HIMCO Variable Insurance Trust (the “HIMCO Trust”). The Index Fund is offered as an investment option under certain variable annuity contracts (“Contracts”) issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (together “Hartford Life”), including your Contract. The HIMCO Index Fund is referred to as the “Target Fund.”
This supplement addresses:

•	The proposed reorganization

•	The new investment option

•	Modifications to investment restrictions, if applicable

•	Other changes that will apply if the proposed reorganization is approved
All capitalized terms not defined herein have the meanings ascribed to them in the Prospectus.
The Proposed Reorganization
At meetings held on September 15, 2017 and December 1, 2017, the Board of Trustees of the HIMCO Trust (the “HIMCO Board”), including the Trustees who are not “interested persons” of the HIMCO Trust, as defined in the 1940 Act, considered and approved an Agreement and Plan of Reorganization for the Target Fund and agreed to submit to shareholders the proposal to approve the Agreement and Plan of Reorganization. As a Contract Holder, you have the right to instruct your insurance company (the legal owner of the Target Fund's outstanding shares) on how to vote the shares of the Target Fund that are attributable to your Contract.
The shareholder meeting of the Target Fund, a series of the HIMCO Trust will be held on or about April 4, 2018 (the “Special Meeting”). The purpose of the Special Meeting is for shareholders of the Target Fund to vote on a proposal that would reorganize the Target Fund into a corresponding series of BlackRock Variable Series Funds, Inc. (the “Acquiring Corporation”) as shown in the table below.

Name of Target Fund and Class of Shares	Name of Acquiring Fund and Class of Shares
HIMCO VIT Index Fund Class IA Shares Class IB Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares Class III Shares

If approved by shareholders of the Target Fund at the Special Meeting, the Reorganization is expected to occur on or about April 23, 2018 (“Date of Reorganization”). Pursuant to the Agreement and Plan of Reorganization, each shareholder of the Target Fund at the time of the Reorganization will receive shares of the corresponding class of shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Target Fund immediately before the Reorganization.
The Reorganization will not cause fees and charges currently being paid under your Contract to be greater after the Reorganization than before the Reorganization, and the net portfolio expense ratio of each Acquiring Fund is expected to be lower than that of the corresponding Target Fund immediately following the applicable Reorganization. Neither your rights nor your insurance company’s obligations under your Contract will be altered as a result of the Reorganization. In addition, any transfer of your contract value from a Subaccount investing in the Target Fund as a result of the Reorganization will not be counted against any limitation on the number of transfers that may be performed.
If the proposed reorganization is approved, the HIMCO Index Fund would cease to exist at the Date of Reorganization. In addition, and as discussed further below, effective on the Date of Reorganization:

•	The BlackRock S&P 500 Index V.I. Fund would replace the HIMCO Index Fund as an investment option under the Contracts.

•
Contract Owners with Contract Values allocated to the HIMCO Index Fund on the Date of Reorganization would have their Contract Values automatically reallocated to the BlackRock S&P 500 Index V.I. Fund.

The proposed reorganization would take place at relative net asset value with no change in the dollar amount of any Contract Values. Contract Owners would not bear any costs as a result of the proposed reorganization, and the proposed reorganization would not result in any tax liability for Contract Owners.
Prior to or after the Date of Reorganization, Contract Owners may reallocate their Contract Values among the investment options available under their Contracts. However, if you own an optional living and/or death benefit rider, please be aware you may be required to comply with investment restrictions in order to maintain your rider. As discussed further below, if the proposed reorganization is approved, investment restrictions under the Contracts will be changed.
New Investment Option
If the proposed reorganization is approved, effective on the Date of Reorganization, the BlackRock S&P 500 Index V.I. Fund will replace the HIMCO Index Fund as an investment option under the Contracts.
In “Section 2. Fee Summary” the following changes are made:
The minimum expense number reflected in the minimum and maximum total fund operating expense table(s) is 0.41%.
In “Appendix C - Fund Data,” the following information is added alphabetically under BlackRock Variable Series Funds, Inc.:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock S&P 500 Index V.I. Fund - Class III	To seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index.	BlackRock Advisors, LLC
The following language is added as the last sentence of the introduction to the Accumulation Unit Values table:
There is no information for the BlackRock S&P 500 Index V.I. Fund because as of December 31, 2016, the Sub-Account had not commenced operations.
Modifications to Investment Restrictions
This portion of the Supplement is applicable ONLY to Contract Owners who own any of the riders listed below (the “Riders”), each of which is subject to investment restrictions:

•	Safety Plus

•	Future6

•	Daily Lock

•	Income Foundation Builder

•	Legacy Lock

If you elected a Rider, your Contract Value allocations are subject to certain investment restrictions. These investment restrictions, which are described in Appendix D of the Prospectus, require you to allocate all Contract Value to a Personal Protection Portfolio.
One Personal Protection Portfolio includes the HIMCO Index Fund. If the reorganization involving the HIMCO Index Fund is approved, the HIMCO Index Fund will cease to exist and Hartford Life will revise the investment restrictions such that the BlackRock S&P 500 Index V.I. Fund will replace the HIMCO Index Fund within that Personal Protection Portfolio. If you have Contract Value allocated to the HIMCO Index Fund, it will be automatically reallocated to the BlackRock S&P 500 Index V.I. Fund, as described above. You and your investment professional should also consider this when choosing which investment options are best for you.
Hartford Life will revise the investment restrictions with respect to the HIMCO Index Fund as described above only if the applicable reorganization is approved. Otherwise, the investment restrictions will remain the same.
For a complete description of the investment objectives, principal investment strategies, and principal risks of the HIMCO Index Fund, please refer to their currently effective prospectuses, which you can request free of charge by calling 1-800-862-6668, by sending an e-mail to hvitfunds@himco.com, or visiting www.hvitfunds.com/fund-literature.

2

For a complete description of the investment objectives, principal investment strategies, and principal risks of the BlackRock S&P 500 Index V.I. Fund, please refer to their currently effective prospectuses, which you can request free of charge by calling 1-800-441-7762; writing to “BlackRock Variable Series Funds, Inc.” at 100 Bellevue Parkway, Wilmington, Delaware 19809; or visiting www.blackrock.com. You may also call Hartford Life at 1-800-862-6668 or visit www.thehartford.com/annuities.
Other Changes
If the proposed reorganization is approved, please note the following changes to the Contracts that may impact you:
DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes the HIMCO Index Fund on the Date of Reorganization, Hartford Life will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the HIMCO Index Fund with the BlackRock S&P 500 Index V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Date of Reorganization.
Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the HIMCO Index Fund on the Date of Reorganization, it will continue to run without interruption. All Contract Value in the HIMCO Index Fund will be automatically transferred to the BlackRock S&P 500 Index V.I. Fund. Additionally, Hartford Life will automatically update your existing Automatic Income Program to replace the HIMCO Index Fund with the BlackRock S&P 500 Index V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Date of Reorganization.
Allocation Models (Pre-defined or custom “self-select”): If you are invested in an Asset Allocation Model that includes the HIMCO Index Fund on the Date of Reorganization, the model will be automatically updated to replace the HIMCO Index Fund with the BlackRock S&P 500 Index V.I. Fund. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model, you may provide Hartford Life with new instructions at any time prior to the Date of Reorganization.

Hartford Life will make the above-referenced changes with respect to the HIMCO Index Fund only if the reorganization is approved. Please note that the reorganization may or may not be approved.
If you own a Rider, any new instructions provided to Hartford Life must comply with your investment restrictions or your Rider will be terminated without value. Please refer to the Prospectus for additional information about Rider termination.
All references and information contained in the prospectus for your Contract related to the HIMCO Index Fund are deleted and replaced with the BlackRock S&P 500 Index V.I. Fund.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7702

3

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)
All financial statements, and Form 8-K filed December 4, 2017, are incorporated in Part A of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-176149), as filed on April 20, 2017.

(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement. (2)
	(3)	(b) Form of Dealer Agreement. (3)
	(4)	Form of Individual Flexible Premium Variable Annuity Contract. (4)
	(4)	(a) Standard Death Benefit Rider II (5)
	(4)	(b) Maximum Anniversary Value Death Benefit Rider IV (5)
	(4)	(c) Return of Premium Death Benefit Rider IV (5)
	(4)	(d) Guaranteed Minimum Withdrawal Benefit Plus Rider II (Single Life) (5)
	(4)	(e) Guaranteed Minimum Withdrawal Benefit Plus Rider II (Joint Life/ Spousal) (5)
	(4)	(f) Premium Based Charge Rider (5)
	(4)	(g) Total Expected Premium Endorsement (5)
	(5)	Form of Application. (6)
	(6)	(a) Certificates of Incorporation of Hartford. (7)
	(6)	(b) Amended and Restated Bylaws of Hartford. (8)
	(7)	Form of Reinsurance Agreement. (2)
	(8)	Fund Participation Agreements
(a) Invesco(5)
(b) BlackRock(5)
(c) AllianceBernstein, L.P.(5)
(d) American Century Investments(5)
(e) American Funds Insurance Series(5)
(f) Fidelity Investments(5)
(g) Franklin Templeton Investments(5)
(h) Hartford HLS Funds(5)
(i) Lord Abbett & Co., LLC(5)
(j) MFS Variable Insurance Trust(5)
(k) PIMCO(5)
(l) Putnam Investments, LLC(5)

(m) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(6)

(n) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-136548, filed on August 14, 2009.

(5) Incorporated by reference Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-174679, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547, filed on August 14, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Diane Krajewski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Executive Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
Sabra R. Purtill	Treasurer
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155..

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-176149, filed on December 8, 2017.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2017, there were 106,929 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life Insurance Company - Separate Account VLI
Hartford Life Insurance Company - Separate Account VLII
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hartford Life and Annuity Insurance Company - Separate Account VLI
Hartford Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Michael Chesman	Senior Vice President, Director of Taxes
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Kathleen E. Jorens	Vice President
Diane Krajewski	Director
Sabra R. Purtill	Treasurer
Robert Siracusa	Director
Mark M. Sosha	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on December 28, 2017.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chairman of the Board		Attorney-in-Fact

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	December 28, 2017

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney